Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details)	Dec. 31, 2023
Minimum | Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years
Minimum | Vehicles, machinery, and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Minimum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Minimum | Software
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Maximum | Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Life	40 years
Maximum | Vehicles, machinery, and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	30 years
Maximum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years
Maximum | Software
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years